FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	December 31, 2025
	Fair value measurements using input type
	Level 2	NAV
Marketable securities	$27,350	$-
Financial investments (see also Note 10d)	-	2,790
Financial assets related to foreign currency derivative hedging contracts	7,470	-
Total financial net assets as of December 31, 2025	$34,820	$2,790

	December 31, 2024
	Fair value measurements using input type
	Level 2	NAV
Marketable securities	$31,944	$-
Financial investments (see also Note 10d)	-	3,008
Financial assets related to foreign currency derivative hedging contracts	2,430	-
Total financial net assets as of December 31, 2024	$34,374	$3,008